Note 4 - Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
4
– SECURITIES

The amortized cost, unrealized gains and losses on securities, and fair value of securities as of
December 31, 2019
and
2018
are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2019	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$70,043	$2,593	$82	$72,554
Mortgage-backed	108,907	1,292	158	110,041
Other	1,025	-	9	1,016

Total	$179,975	$3,885	$249	$183,611

2018	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$59,585	$354	$473	$59,466
Mortgage-backed	109,000	162	2,238	106,924
Other	1,002	-	38	964

Total	$169,587	$516	$2,749	$167,354

The amortized cost and fair value of securities at
December 31, 2019
,
by contractual maturity, are shown below. Actual maturities
may
differ from contractual maturities because borrowers
may
have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$500	$501
Due after one year through five years	6,387	6,471
Due after five years through ten years	26,476	26,999
Due after ten years	145,587	148,624
Other securities having no maturity date	1,025	1,016
Total	$179,975	$183,611

Securities with a carrying value
of
$26.0
mi
llion at
December 31, 2019

and
$27.6
million at
December 31, 2018

were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December 31, 2019
and
2018
:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2019	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$82	$3,816	$-	$-	$82	$3,816
Mortgage-backed	69	9,633	89	14,808	158	24,441
Other	-	-	9	991	9	991
Total temporarily impaired securities	$151	$13,449	$98	$15,799	$249	$29,248

	Less than 12 months		12 months or more		Total
2018	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$94	$11,074	$379	$14,636	$473	$25,710
Mortgage-backed	219	16,171	2,019	62,435	2,238	78,606
Other	-	-	38	964	38	964
Total temporarily impaired securities	$313	$27,245	$2,436	$78,035	$2,749	$105,280

There
we
re
29
securities in an unrealized loss position at
December 31, 2019
,
1
5
 of which were in a continuous unrealized loss position for
12
 months or
more. There were
151
securities in an unrealized loss position at
December 31, 2018
,
89
of which were in a continuous unrealized loss position for
12
months or more. Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of
December 31, 2019
 were primarily the result of customary and expected fluctuations in the bond market. As a result, all security impairments as of
December 31, 2019
are considered to be temporary.

Gross realized gains from sale of securities, including securities call
s, amounte
d to
$4,000
in
2019
,
$90,000
in
2018
,
and
$241,000
in
2017
,
with the income tax provision applicable to such gains amounting to
$1,000
in
2019
,
$19,000
in
2018
,
and
$82,000
in
2017
.
Gross realized losses from sale of securities amounted to
$96,000
in
2018
 and
$243,000
in
2017
  (
none

in
2019
) w
ith related income tax effect o
f
$20,000

in
2018
 and
$83,000
in
2017
(
none
in
2019
).